Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Oct. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 26.5	$ 16.3
Accrued fixed assets	35.4	7.2
Accrued expenses	4.4	16.3
Accrued compensation	9.6	7.7
Accounts payable and accrued liabilities	$ 75.9	$ 47.5